SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished Goods	$ 583,358	$ 185,012
Inventories	$ 583,358	$ 185,012